CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.44	$ 0.36	$ 0.28